Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property and equipment and the estimated live

		June 30,	December 31,
	Estimated Useful Lives	2012	2011
Machinery and equipment	3 years	$118,422	$106,368
Leasehold Improvements	5 years	3,459	-
Purchased Software	3 years	17,833	15,607
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	22,554	21,130
Therapy Devices	3 years	67,149	59,065
Internally Developed Software	5 years	922,261	559,304
		1,385,908	995,704

Less: Accumulated depreciation and amortization		(444,593)	(324,413)

Property and Equipment, net		$941,315	$671,291

	2011	2010

Machinery and equipment	$106,368	$93,764
Purchased Software	15,607	10,000
Molds and Tooling	234,230	230,830
Furniture and fixtures	21,130	18,288
Therapy Devices	59,065	44,412
Internally Developed Software	559,304	540,000
	995,704	937,294

Less: Accumulated depreciation and amortization	(324,413)	(164,106)

Property and Equipment, net	$671,291	$773,188

Estimated useful lives of property and equipment are as follows:

Therapy devices	3 years
Computer equipment and software	3 years
Furniture and fixtures	7 years
Machinery and office equipment	5 years
Internally Developed Software	5 years